Note 5 Cash and Cash Equivalents (Details) (USD $)	6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Total Cash Balances	$ 370,465
Foreign Currency Transaction Adjustment	(35,062)
Canada, Dollars
Total Cash Balances	$ 83,745